Leases (Details Narrative)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($) Vehicle	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Total monthly payment	$ 1,619
Lease expense						$ 21,196
Operating lease, right-to-use asset		$ 26,298		$ 26,298
Operating lease liability		$ 26,298		$ 26,298
Lease Settlement Agreement [Member] | Manoa Innovation Center [Member]
Lease, term		45 days		45 days
Rent expenses		$ 9,100	$ 13,701	$ 18,199	$ 20,902	$ 39,302	$ 29,690
Vehicle Lease Arrangement [Member]
Lease, term	3 years
Number of vehicles | Vehicle	3
Total monthly payment	$ 1,619
Lease expense		$ 5,597	$ 5,621	$ 11,556	$ 9,351